UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 5.1% (3.1% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001,	12/11 at 101.00	A–	$4,779,973
	5.750%, 12/01/16
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,335,317
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/09 at 100.00	AAA	11,926,760
	Daughters of Charity National Health System-Providence Hospital and St. Vincent’s
	Hospital, Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	4,304,700
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	594,700
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	606,170
	International Paper Company, Series 2005A, 5.000%, 6/01/25

26,440	Total Alabama			24,547,620

	Alaska – 1.1% (0.7% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA	1,573,957
	12/01/30 – FGIC Insured
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	AA (4)	3,599,321
	(Pre-refunded 12/01/13) – MBIA Insured

4,730	Total Alaska			5,173,278

	Arizona – 1.2% (0.7% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A2	4,601,400
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,305,579
	5.000%, 12/01/37

7,000	Total Arizona			5,906,979

	Arkansas – 0.0% (0.0% of Total Investments)
21	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	4/09 at 100.00	Aaa	21,568
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

	California – 14.6% (8.9% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	AA	7,369,600
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	13,593,199
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,063,500
	Series 2006, 5.000%, 4/01/37
950	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	750,277
	Bond Trust 3175, 13.820%, 11/15/42 (IF)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,808,640
	LLC, Series 2001A, 5.550%, 8/01/31
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	577,820
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	1,402,020
	Option Bond Trust 3175, 13.377%, 11/15/48 (IF)
19,095	California, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A+	17,439,463
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	4,330,011
	1995A, 0.000%, 1/01/14 (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2007A-1:
1,000	5.750%, 6/01/47	6/17 at 100.00	BBB	604,050
610	5.125%, 6/01/47	6/17 at 100.00	BBB	328,082
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,194,700
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,162,851
	Series 2006B, 0.000%, 9/01/27
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AAA	9,298,403
	Series 2006A, 4.250%, 7/01/31 – FSA Insured (UB)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – MBIA Insured	No Opt. Call	AA	710,483
31,300	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AA	4,238,959
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	AA	2,089,941
	1996A, 6.000%, 10/01/12 – FGIC Insured

116,295	Total California			70,961,999

	Colorado – 5.2% (3.2% of Total Investments)
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	2,201,040
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
425	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	452,238
	6.750%, 10/01/21
2,325	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,528,810
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,360,743
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	11,431,100
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aa3	4,709,241
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	786,129
	5.000%, 12/15/22 – FSA Insured (UB)

22,790	Total Colorado			25,469,301

	District of Columbia – 1.8% (1.1% of Total Investments)
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 – CAPMAC Insured	4/09 at 100.00	AAA	5,021
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 42.15	AA (4)	3,932,692
15,235	0.000%, 4/01/30 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 32.93	AA (4)	4,841,073

24,910	Total District of Columbia			8,778,786

	Florida – 6.6% (4.0% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AA	4,580,900
	7/01/28 – MBIA Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AA	4,977,150
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/09 at 100.00	BB+	4,086,100
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/11 at 102.00	AAA	1,412,651
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative
	Minimum Tax)
3,385	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	2,522,231
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	4,208,151
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	A	10,010,660
	AMBAC Insured

36,220	Total Florida			31,797,843

	Georgia – 3.0% (1.8% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA	4,606,712
	FGIC Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B,	No Opt. Call	A+	3,203,338
	8.250%, 1/01/11
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,545,165
	1/01/19 – FGIC Insured (ETM)

12,780	Total Georgia			14,355,215

	Hawaii – 1.2% (0.8% of Total Investments)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AA	4,213,272
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AAA	1,831,931
	1993B, 5.000%, 10/01/13 (ETM)

5,300	Total Hawaii			6,045,203

	Idaho – 0.1% (0.1% of Total Investments)
750	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	506,947
	Hospital, Series 2006, 5.250%, 9/01/37

	Illinois – 16.5% (10.0% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AA	4,517,240
	6.250%, 1/01/15 – MBIA Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	4,908,642
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/09 at 101.00	AAA	5,016,050
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	1,432,266
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,835,643
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	2,244,858
6,010	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,851,520
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government	12/14 at 100.00	A3	1,483,100
	Program -Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+ (4)	2,982,036
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	Baa1	3,861,275
	5.500%, 8/01/37
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	3,556,040
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	4,427,520
	5.500%, 5/15/32
4,075	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa3	4,769,258
	Series 1993C, 7.000%, 4/01/14
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	11,560,157
	Illinois, General Obligation Bonds, Series 2002, 5.250%, 12/01/19 – FSA Insured (UB)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,613,805
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,522,748
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	5,639,539
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa2	3,823,663
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured

109,830	Total Illinois			80,045,360

	Indiana – 10.3% (6.3% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	855,095
2,705	0.000%, 2/01/25	No Opt. Call	AA	1,100,421
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	1,792,020
	System, Series 2006, 5.250%, 8/01/36
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AA	3,965,000
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,548,825
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AA (4)	23,912,676
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,466,410
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A	2,085,608
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%,	6/13 at 100.00	AAA	4,105,960
	6/01/23 – FSA Insured
6,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/24	6/13 at 100.00	AAA	6,893,280
	(Pre-refunded 6/01/13) – FSA Insured
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/09 at 100.00	AA	395,905
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured

51,340	Total Indiana			50,121,200

	Iowa – 0.2% (0.1% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	738,109
	5.000%, 7/01/20

	Kansas – 2.1% (1.3% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	A	1,783,780
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,930,992
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AA	1,383,147
	5.300%, 6/01/31 – MBIA Insured

10,575	Total Kansas			10,097,919

	Louisiana – 5.6% (3.4% of Total Investments)
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/12 at 105.00	Aaa	1,869,823
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series
	2002A, 6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,139,776
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A3	2,812,798
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
1,480	4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	1,359,972
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AA–	13,518,665
170	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-1, 14.252%, 5/01/41 –	5/16 at 100.00	AA–	71,080
	FGIC Insured (IF)
3,365	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	6/09 at 100.00	AAA	3,374,590
	5.950%, 11/01/14 – FSA Insured

31,535	Total Louisiana			27,146,704

	Maryland – 2.2% (1.4% of Total Investments)
1,815	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/09 at 100.00	Aa2	1,817,940
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A, 6.000%,	7/09 at 100.00	Aa2	2,813,174
	7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	47,182
	Series 2004, 5.375%, 8/15/24
2,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA	1,727,226
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured
1,935	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured	7/09 at 100.00	Aa2	1,964,547
	Multifamily Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28
	(Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/10 at 100.00	Aaa	2,349,031
	Development Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

11,225	Total Maryland			10,719,100

	Massachusetts – 1.4% (0.8% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,541,299
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BB–	610,990
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	610,520
	Project, Series 2005D, 5.375%, 7/01/35
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%, 8/01/46 –	2/17 at 100.00	AAA	2,940,053
	FSA Insured (UB)

9,050	Total Massachusetts			6,702,862

	Michigan – 6.3% (3.8% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA	4,886,700
	7/01/35 – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	4/09 at 100.00	AA –	7,906,089
	7/01/27 – MBIA Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA	4,102,056
	7/01/34 – FGIC Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AA	4,560,300
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	2/09 at 101.00	BB	6,707,085
	Obligated Group, Series 1998A, 5.250%, 8/15/23
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	699,770
	2005, 5.000%, 5/15/30
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,767,620
	2006A, 5.000%, 12/01/31 (UB)

38,815	Total Michigan			30,629,620

	Minnesota – 1.2% (0.7% of Total Investments)
595	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed	5/09 at 101.00	AAA	577,775
	Securities Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%,
	11/01/30 (Alternative Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,776,150
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	1,550,975
	Project, Series 2007-1, 5.000%, 8/01/36

6,970	Total Minnesota			5,904,900

	Mississippi – 2.0% (1.2% of Total Investments)
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,888,666
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	6,183,159
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	521,620
	Series 2006A, 4.800%, 8/01/30

9,155	Total Mississippi			9,593,445

	Missouri – 0.7% (0.4% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,024,063
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
2,450	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,409,281
	2003, 5.125%, 5/15/24

3,900	Total Missouri			3,433,344

	Nebraska – 2.0% (1.2% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	A2	9,720,180
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 2.6% (1.6% of Total Investments)
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AA	4,839,345
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	7,116,130
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	A	837,295
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured

16,925	Total Nevada			12,792,770

	New Jersey – 5.2% (3.2% of Total Investments)
500	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	286,870
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	1,214,267
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AA	1,090,998
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (4)	386,937
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AA (4)	2,775,190
11,070	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	12,076,152
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,833,830
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,667,950
	Series 2007-1A, 4.750%, 6/01/34

25,190	Total New Jersey			25,332,194

	New York – 8.1% (4.9% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	528,612
	Schools, Series 2007A, 5.000%, 4/01/32
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding	No Opt. Call	Baa3	1,153,716
	Bonds, American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10
	(Mandatory put 6/01/10)
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	3,014,567
	2/15/47 – MBIA Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA	2,573,736
	5/01/33 – MBIA Insured
6,740	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/10 at 100.00	AAA	6,757,322
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
220	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	236,843
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,359,450
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,800	5.500%, 6/01/16	6/10 at 100.00	AA–	11,000,988
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,584,300
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA	5,992,438
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

40,935	Total New York			39,201,972

	North Carolina – 3.3% (2.0% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	686,003
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,570,013
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AA	2,130,340
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA	10,478,500
	1/01/18 – MBIA Insured

15,195	Total North Carolina			15,864,856

	Ohio – 3.3% (2.0% of Total Investments)
5,830	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	4,276,480
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	7,834,583
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A+	3,076,920
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	7/09 at 100.00	Aa2	991,770
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

17,895	Total Ohio			16,179,753

	Oklahoma – 1.0% (0.6% of Total Investments)
260	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	261,292
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis	12/16 at 100.00	AA	4,620,752
	Health System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis	12/16 at 100.00	AA	59,640
	Health System, Series 2006, Trust 3500, 8.406%, 12/15/36 (IF)

5,963	Total Oklahoma			4,941,684

	Pennsylvania – 2.7% (1.6% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	301,995
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
5,410	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bond	10/17 at 100.00	AA+	5,450,305
	Trust 3212, 13.596%, 10/01/38 (IF)
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,664,030
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	2,642,562
	AMBAC Insured

14,000	Total Pennsylvania			13,058,892

	Puerto Rico – 2.7% (1.6% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AA	12,993,144
	7/01/13 – MBIA Insured

	Rhode Island – 2.6% (1.6% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	12,864,599
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.7% (2.9% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA	4,057,994
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AA	2,487,510
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	AA	5,367,450
5,750	4.000%, 1/01/23 – MBIA Insured	7/09 at 100.00	AA	5,386,773
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	AA	5,485,240
	1998A, 5.500%, 1/01/13 – MBIA Insured

22,955	Total South Carolina			22,784,967

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,616,510
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 0.4% (0.2% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	338,706
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	399,452
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
860	5.500%, 11/01/37	11/17 at 100.00	N/R	426,620
1,500	5.500%, 11/01/46	11/17 at 100.00	N/R	723,060

8,115	Total Tennessee			1,887,838

	Texas – 21.2% (12.9% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,177,890
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,608,387
	4.250%, 8/15/36 (UB)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AA	2,892,560
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	1,923,953
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AA	8,160,320
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	5,655,420
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	6,392,330
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A	9,097,227
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	8,794,575
	5.750%, 12/01/32 – FSA Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	5,619,794
	Bonds, Series 2006, 0.000%, 8/15/39
46	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds,	5/09 at 100.00	Aaa	46,371
	Series 1992A, 8.450%, 12/01/11
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
730	5.500%, 2/15/21	2/11 at 100.00	AAA	756,236
760	5.500%, 2/15/23	2/11 at 100.00	AAA	780,558
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
1,570	5.500%, 2/15/21 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,709,416
1,640	5.500%, 2/15/23 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,785,632
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,058,638
2,300	5.125%, 2/15/31	8/11 at 100.00	Aaa	2,307,820
700	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding	8/11 at 100.00	Aaa	770,518
	Bonds, Series 2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
2,500	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	2,206,725
	5.750%, 1/01/38
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Baa1 (4)	6,671,640
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	4,218,784
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	A3	1,751,742
	Series 2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	5,071,958
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
460	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	285,297
	Texas Health Resources Project, Trust 1031, 9.591%, 2/15/36 (IF)
5,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,289,896
	Series 2007A, 5.000%, 2/15/36 (UB)
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.225%, 4/01/33 (IF)	4/17 at 100.00	Aa1	3,633,804
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/09 at 100.00	Aaa	9,011,360
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

151,736	Total Texas			102,678,851

	Utah – 2.3% (1.4% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	6/09 at 101.00	N/R	3,860,787
	Hospital Project, Series 1998, 5.750%, 12/15/18
4,995	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	4/09 at 100.00	Aa3 (4)	5,166,129
	7/01/14 (ETM)
465	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	467,544
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,165	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,181,974
450	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	453,699

11,920	Total Utah			11,130,133

	Virginia – 1.5% (0.9% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	A1	7,469,362
	AMBAC Insured

	Washington – 9.2% (5.6% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,738,079
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	2,765,075
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2 (4)	259,292
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa2	5,302,341
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AA	1,690,770
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	8,955,495
	(Pre-refunded 1/01/11) – FSA Insured
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	11,291,060
	1993B, 7.000%, 7/01/09
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,237,860
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	A	784,270
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/10 at 100.00	Baa1	5,558,025
	Series 1998, 5.500%, 11/15/14 – AMBAC Insured
1,460	Washington State Healthcare Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,029,723
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
4,300	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,806,747
	Series 2002, 6.500%, 6/01/26

45,270	Total Washington			44,418,737

	Wisconsin – 2.9% (1.8% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	4/09 at 100.00	AA	500,090
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AA	6,115,275
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	BBB+	2,386,360
	Healthcare System, Series 2006, 5.250%, 8/15/34
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 –	5/16 at 100.00	AA	5,050,700
	FGIC Insured (UB)

17,000	Total Wisconsin			14,052,425

$ 985,060	Total Investments (cost $843,257,168) – 164.4%			797,686,169

	Floating Rate Obligations – (11.5)%			(55,843,000)

	Other Assets Less Liabilities – 7.4%			35,712,204

	Preferred Shares, at Liquidation Value – (60.3)% (6)			(292,400,000)

	Net Assets Applicable to Common Shares – 100%			$485,155,373

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC,
CIFG, FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009,
and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 36.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund's fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$797,686,169	$ —	$797,686,169

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $787,328,985.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 30,185,262
Depreciation	(75,623,689)

Net unrealized appreciation (depreciation) of investments	$(45,438,427)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009